HIT’s Impact In Boston Communities	SEPTEMBER 2026

Charlestown
Winthrop
East Boston
Cambridge
West End
North End
Beacon Hill
Downtown
Back Bay
Allston/Brighton
Fenway/ Kenmore
South End
South Boston
Mission Hill
Brookline
Roxbury
Jamaica Plain
Dorchester
West Roxbury
Roslindale
Mattapan
Hyde Park
Quincy
1
2
3
4
5
6
7
8
9
10/11
12
13
14
15
16
17
18
19
20
21
22
23
24
25
26
27
28
29
30
31
32
33
34
35
36
37
38
39
40/41
42
43
44
45

HIT Projects Since Inception (1984)*

	PROJECT	NEIGHBORHOOD	UNITS	AFFORDABLE
1	95 Saint	Mission Hill	115	15
2	225 Centre Street*	Jamaica Plain	103	35
3	Adams Square Assisted Living	Dorchester	100	100
4	Anna Bissonnette House	South End	41	40
5	Back of the Hill	Jamaica Plain	125	125
6	Bay View Residence	South Boston	67	67
7	Blackstone Apartments	Beacon Hill	145	145
8	Boston Back Bay Board & Care	Back Bay	85	85
9	Boys & Girls Clubs of Dorchester*	Dorchester	-	-
10/11	Building 104**	Charlestown	46	9
12	Casa Maria Apartments	North End	85	85
13	Charlesview Apartments	Allston/Brighton	240	240
14	Cote Village	Mattapan	76	76
15	Dudley Municipal Center*	Roxbury	—	—
16	Flat 9 @ Whittier Street Apts.	Roxbury	119	107
17	Franklin Hill 1B	Dorchester	24	24
18	Franklin Park Apartments	Dorchester	220	220
19	Franklin Square Apartments	South End	193	193
20	Georgetowne Homes One	Hyde Park	601	601
21	Georgetowne Homes Two	Hyde Park	366	366
22	Hemenway Apartments	Mission Hill	183	183
23	Horizons Watermark*	Roxbury	—	—
24	Lowell Square/West End Place	West End	183	106
	PROJECT	NEIGHBORHOOD	UNITS	AFFORDABLE
25	Lucerne Gardens	Dorchester	48	48
26	Mary Ellen McCormack Bldg. A	South Boston	94	94
27	Maverick Landing	East Boston	92	71
28	Mildred Hailey 1A	Jamaica Plain	100	100
29	Mildred Hailey 1B	Jamaica Plain	123	123
30	Oak Street Terrace	Chinatown	88	88
31	Old Colony—Phase 1	South Boston	116	116
32	Old Colony—Phase 2A	South Boston	45	45
33	Old Colony—Phase 2B	South Boston	84	84
34	Old Colony—Phase 3A	South Boston	135	135
35	Old Colony—Phase 3B	South Boston	115	115
36	Old Colony—Phase 3C	South Boston	55	55
37	Old Colony—Phase 4	South Boston	104	104
38	Old Colony—Phase 5	South Boston	104	104
39	Old Colony—Phase 6	South Boston	89	89
40/41	Rollins Square**	South End	184	52
42	South Cove Manor	Chinatown	100	100
43	St. Botolph Apartments	Back Bay	132	132
44	The Carruth	Dorchester	116	74
45	Washington Beech	Roslindale	56	56
TOTAL			5,097	4,607

* Includes projects allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.

** 2 Investments

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced in this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com. Investors should read the current prospectus carefully before investing.